UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-21214

Opus Investment Trust

(Exact name of registrant as specified in charter)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of principal executive offices) (Zip code)

Sheila B. St. Hilaire, Esq.

Allmerica Financial

440 Lincoln Street

Worcester, Massachusetts 01653

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-508-855-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2005

Item 1.	Report(s) to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

[Graphic]

Opus

Cash Reserves

Annual Report

September 30, 2005

Opus Cash Reserves

Annual Commentary – September 30th, 2005

Opus Investment Management

October 14, 2005

Opus Cash Reserves returned 2.43% for the period from inception (November 18, 2004) through September 30, 2005, outperforming its benchmark, the Salomon Smith Barney Three-Month U.S. Treasury Bill Index*, which returned 2.30%.

From inception, the Fund maintained a relatively short weighted-average maturity, in the range of 10 to 20 days. As the fund matured, its weighted average was extended from the aforementioned range to a range of 20-35 days. This longer position allowed the fund to better manage its cash flows. Also, this position enabled the fund to take advantage of a rapidly increasing interest rate environment as the Federal Reserve Board (Fed) raised the Federal Funds rate seven times from 2.00% in November 2004 all the way to 3.75% by the end of September 2005. By focusing primarily on short-dated, high-quality, commercial paper and certificates of deposit, the Fund was successful in its attempt to outperform its benchmark. Floating-rate notes were also utilized in the portfolio for their built in reset functions, which help to keep pace with the Fed rate hikes. Toward the middle of the year, high-quality, extendable put-able notes were added for their additional yield benefits.

The economy has continued to prove resilient despite the adverse effects of everything ranging from a cold winter earlier this year to the energy shocks of the summer, which were later compounded by the two hurricanes that ravaged the Gulf coast. The U.S. stock market, which experienced a dramatic run up during December 2004, has sunk slightly indicating that investors may be a bit worried about our economic prospects. The ten-year Treasury note, also a widely watched measure of economic health, had its yield move higher from 4.10% in November 2004 to as high as 4.63% in March, 2005 as the economy gained strength. The yield then moved as low as 3.91% in June on economic weakness, finally settling at 4.32% at the end of September. This sort of volatility is indicative of the fight between investors that are leery of inflation and those concerned about our economic health. The shorter two-year Treasury note moved rapidly higher from 3.07% at year end 2004 to 4.15% recently. This sell-off was highly correlated to the tightening actions taken by the Federal Reserve throughout the course of the year.

We believe that recent economic progress is sustainable and that the U.S. economy is on solid footing. GDP numbers are expected to run in the 3.00% to 3.50% range going forward, not quite as robust as earlier predictions, but still indicative of healthy economic activity. Job growth stayed consistent through the first half of the year with the economy adding several hundred thousand jobs across various sectors. Even job loss after the hurricanes has not been as severe as the market was factoring in. However, it will take several more months to truly understand the economic implications of these disasters. The unemployment rate has remained low at about 5.00% across the country. The housing market, while not topping off, has registered more realistic lower growth numbers during the second half of 2005. Certain areas, such as the Southeast and Southwest, are still registering double-digit year-over-year gains. Corporate revenues and profitability appear to have stabilized and companies are sitting on an unprecedented amount of cash. We believe that this should eventually lead to expenditures on equipment and an increase in jobs. This activity should support any economic recovery and expansion.

While most economic data points look positive, the continuing presence of inflation, despite a prolonged Fed tightening cycle, seems to be the caveat. All measures of inflation have continued to creep higher this year. The Fed’s favorite indicator, the personal consumption expenditure ex-food and energy (or Core PCE), now stands at 2.0% for the 12 months ended August 31st. This is at the higher end of the Fed’s central tendency forecast range for 2005. Further, with oil and gas prices at near historic highs and the savings rate of U.S. citizens at an all time low, many speculate that consumer discretionary spending will decrease below the level necessary to support a growing economy. A consumer with less disposable income means fewer retail sales, which weakens demand for goods and services and ultimately hurts companies, job growth and the economy’s bottom line. The flip side of inflation can be just as concerning. If inflation rises too quickly from an overheated economy, the cost to companies of raw materials for producing goods and services may outpace consumers’ willingness to pay for them. Again, this could ultimately result in fewer goods and services purchased and a slowdown in the economy. Predictions of skyrocketing energy prices with estimates of oil being up 30% and natural gas rising over 70% this winter have done little to inspire consumer confidence. Many feel these higher energy prices will be the straw that breaks the economy’s back as consumers will use their “holiday” money to pay their heating bills. Others feel the housing market will inevitably correct due to the Fed’s interest rate hikes leaving consumer’s feeling “less rich” and thus spending less. These dual forces are the direct threat to the economy at present.

The Fed continues to walk a tightrope in trying to balance growth and inflation. It has recently acknowledged that inflation is of concern; however, it believes it will be successful in containing it. It currently does not believe that consumer spending will decrease below the level necessary to support a growing economy. The Fed does seem intent on slowing the inflationary housing bubble, something that in the past was not part of its mandate. The local nature of real estate markets makes it hard to discern if the Fed can be successful in slowing down this market without bursting it, which could severely damage, at the very least, regional economies. The fact that Federal Reserve Chairman Alan Greenspan will be leaving the Fed in January only complicates matters.

Looking forward, we believe that despite these acknowledged growing uncertainties, the economic data is sound and is indicative of a growth economy. We believe that the economy should maintain moderate growth of 3.00% to 3.50% as measured by GDP. Further, we believe the Fed will continue its tightening cycle by raising short-term interest rates at a steady clip for the foreseeable future, as inflation concerns trump growth concerns. This should bode well for Opus Cash Reserves, as higher rates should translate into higher yields. We expect to maintain a relatively short average maturity and emphasize floating-rate securities for the rest of 2005, through at least the first quarter of 2006.

Sincerely,

Eric M. Trigilio, CFA
Vice President, Portfolio Manager

The Fund is neither insured nor guaranteed by the U.S. government, the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

*	The Salomon Smith Barney Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market and is an average of the last three Three-Month Treasury bill issues.

05-0127

OPUS CASH RESERVES

PORTFOLIO SUMMARY - September 30, 2005

SECTOR BREAKDOWN*

45.0%	Commercial Paper
25.0%	Certificates of Deposit
13.3%	Corporate Notes
12.1%	U.S. Government Agency Obligations
2.7%	Investment Companies
2.0%	Asset-Backed Securities
(0.1)%	Net Other Assets and Liabilities

100.0%

*	The portfolio’s sector breakdown is expressed as a percentage of net assets and may vary over time.

OPUS INVESTMENT TRUST

EXPENSE EXAMPLE (Unaudited)

As a shareholder of Opus Cash Reserves (the “Fund”), you incur two types of costs: (1) transactions costs and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expense Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transaction costs. Therefore, the second line in the table is useful in comparing ongoing expenses only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Opus Cash Reserves	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Annualized Expense Ratio	Expenses Paid During Period* (April 1, 2005 to September 30, 2005)
Actual	$1,000	$1016.00	0.10%	$0.51
Hypothetical (5% return before expenses)	$1,000	$1024.56	0.10%	$0.51

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

OPUS CASH RESERVES

PORTFOLIO OF INVESTMENTS - September 30, 2005

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.1%
	Fannie Mae - 5.7%
$4,000,000	3.84%, 5/09/2006 (a)	$3,999,522
3,000,000	4.00%, 8/08/2006	3,000,000

		6,999,522

	Federal Home Loan Bank - 4.0%
1,000,000	3.50%, 4/25/06 (b)	1,000,000
4,000,000	3.57%, 6/14/06 (a)	3,999,542

		4,999,542

	Freddie Mac - 2.4%
3,000,000	3.70%, 6/30/06 MTN	3,000,000

	Total U.S. Government Agency Obligations
	(cost $14,999,064)	14,999,064

ASSET-BACKED SECURITIES - 2.0%
2,440,939	GS Auto Loan Trust, Series 2005-1, Class A1
	3.85%, 8/15/06	2,440,939

	Total Asset-Backed Securities
	(cost $2,440,939)	2,440,939

CORPORATE NOTES (a) - 13.3%
	Auto Manufacturers - 5.7%
5,000,000	American Honda Finance, MTN (c)
	3.65%, 12/06/05	5,000,000
2,000,000	BMW U.S. Capital LLC (c)
	3.74%, 4/18/06	2,000,000

		7,000,000

	Banks - 4.0%
2,000,000	Credit Suisse First Boston (NY Branch)
	3.66%, 1/06/06	2,000,039
3,000,000	Wells Fargo & Co., MTN
	3.64%, 7/03/06	3,000,000

		5,000,039

	Banks - Foreign Banks & Branches - 2.4%
3,000,000	Nordea Bank AB (c)
	3.71%, 8/11/06	3,000,000

	Securities Broker - 1.2%
1,500,000	Merrill Lynch & Co., MTN
	3.75%, 10/13/06	1,500,000

	Total Corporate Notes
	(cost $16,500,039)	16,500,039

See notes to financial statements.

COMMERCIAL PAPER (d) - 45.0%
	Banks - Foreign Banks & Branches - 7.3%
$5,000,000	Rabobank USA Finance Corp.
	3.88%, 10/03/05	$4,998,922
4,000,000	UBS Finance Delaware LLC
	3.80%, 10/06/05	3,997,889

		8,996,811

	Diversified Financial Services - 27.8%
4,000,000	Albis Capital Corp. (c)
	3.80%, 10/19/05	3,992,400
4,000,000	Asset One Funding Securitization (c)
	3.80%, 10/17/05	3,993,245
4,000,000	Ivory Funding Corp. (c)
	3.77%, 10/25/05	3,989,947
3,000,000	Master Funding LLC (c)
	3.82%,11/08/05	2,987,903
4,000,000	Park Granada LLC (c)
	3.90%, 10/03/05	3,999,133
4,000,000	Public Square II Funding LLC (c)
	3.89%, 10/03/05	3,999,136
3,500,000	Swiss Re Financial Products (c)
	3.50%, 11/01/05	3,489,451
4,000,000	Total Capital (c)
	3.79%, 10/06/05	3,997,894
4,000,000	TransAmerica Asset Funding (c)
	3.79%, 10/24/05	3,990,314

		34,439,423

	Oil & Gas - 3.5%
4,350,000	Motiva Enterprises LLC
	3.87%, 10/03/05	4,349,065

	Securities Broker - 3.2%
4,000,000	Morgan Stanley
	3.80%, 10/06/05	3,997,889

	Telecommunications - 3.2%
4,000,000	SBC Communications, Inc. (c)
	3.77%, 11/04/05	3,985,758

	Total Commercial Paper
	(cost $55,768,946)	55,768,946

CERTIFICATES OF DEPOSIT - 25.0%
3,500,000	Abbey National Treasury Services PLC
	3.83%, 11/22/05	3,499,866
2,000,000	American Express Centurion Bank
	3.63%, 10/06/05	2,000,000
2,000,000	Citibank N.A.
	3.81%, 12/15/05	2,000,000
4,000,000	First Tennessee Bank
	3.75%, 11/14/05	4,000,000
4,000,000	Landesbank Hessen
	3.61%, 10/11/05	3,999,758

See notes to financial statements.

$4,000,000	Norinchukin Bank (NY Branch)
	3.81%, 11/01/05	$4,000,033
4,000,000	Toronto Dominion Bank (NY Branch)
	3.68%, 10/04/05	4,000,000
2,000,000	Washington Mutual
	3.65%, 10/17/05	1,999,967
2,000,000	Washington Mutual Bank
	3.78%, 10/31/05	2,000,000
3,500,000	Wilmington Trust Co.
	3.58%, 10/18/05	3,499,946

	Total Certificates of Deposit
	(cost $30,999,570)	30,999,570

Shares
INVESTMENT COMPANIES - 2.7%

3,013,691	Barclays Prime Money Market Fund	3,013,691
297,009	Merrill Lynch Premier Institutional Fund	297,009

	Total Investment Companies
	(cost $3,310,700)	3,310,700

Total Investments-100.1%
(Cost $ 124,019,258)		124,019,258

Net Other Assets and Liabilities —(0.1)%		(55,543)

Total Net Assets—100.0%		$123,963,715

(a)	Variable rate security. The rate shown reflects rate in effect at period end.

(b)	Coupon rate increases periodically based upon a predetermined schedule.
Stated rate in effect at period end.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $48,425,181 or 39.1% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(d)	Effective yield at time of purchase.

MTN	Medium Term Note

FEDERAL INCOME TAX INFORMATION (See Note 2)

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $124,019,258.

See notes to financial statements.

OPUS CASH RESERVES

Statement of Assets and Liabilities

September 30, 2005

ASSETS:
Investments at value (Cost $124,019,258)	$124,019,258
Cash	18,966
Receivables:
Interest	228,928

Total Assets	124,267,152

LIABILITIES:
Payables:
Accrued Management fee	8,147
Dividends	295,290

Total Liabilities	303,437

NET ASSETS:	$123,963,715

NET ASSETS consist of:
Paid in capital	$123,963,796
Net realized loss on investments	(81)

TOTAL NET ASSETS	$123,963,715

Shares of beneficial interest outstanding	123,963,796
Net asset value, offering price and repurchase price per share (Net Assets / Shares Outstanding)	$1.00

See notes to financial statements.

OPUS CASH RESERVES

Statement of Operations

For the period November 18, 2004* through September 30, 2005

INVESTMENT INCOME:
Interest	$2,953,512

EXPENSES:
Management fees	222,383

Total Expenses before waiver	222,383
Less expense waiver	(87,288)

Net Expenses	135,095

Net Investment Income	2,818,417

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(81)

Net increase in net assets resulting from operations	$2,818,336

*	Commencement of operations.

See notes to financial statements.

OPUS CASH RESERVES

Statement of Changes in Net Assets

For the period November 18, 2004* through September 30, 2005

OPERATIONS:
Net investment income	$2,818,417
Net realized loss on investments	(81)

Net increase in net assets resulting from operations	2,818,336

Dividends from net investment income	(2,818,417)

Capital Share Transactions:
Proceeds from shares sold	448,913,967
Issued on reinvestment of dividends	304,639
Cost of shares repurchased	(325,254,810)

Net increase in net assets resulting from shares transactions	123,963,796

Increase in Net Assets	123,963,715
NET ASSETS:
Beginning of period	—

End of period	$123,963,715

OTHER INFORMATION:
Share Transactions:
Sold	448,913,967
Issued on reinvestment of dividends	304,639
Repurchased	(325,254,810)

Net increase in shares outstanding	123,963,796

*	Commencement of operations.

See notes to financial statements.

OPUS CASH RESERVES

Financial Highlights

For the period November 18, 2004* through September 30, 2005

PER SHARE DATA:
Net asset value at beginning of period	$1.00

Net investment income	0.024

Dividends from net investment income	(0.024)

Net asset value at end of period	$1.00

TOTAL RETURN**	2.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$123,964
Ratios to average net assets of:
Expenses, net of management fee waiver (a)	0.13	% ***
Expenses, prior to management fee waiver	0.22	% ***
Net investment income, net of management fee waiver	2.79	% ***

(a)	Effective May 16, 2005, the Manager has voluntarily agreed to waive fees and / or reimburse expenses to limit total annual fund operating expenses to 0.08% (See Note 4 of Notes to Financial Statements).

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

See notes to financial statements.

OPUS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION

Opus Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is comprised of one portfolio: Opus Cash Reserves, a money market fund (the “Fund”). The Fund seeks to achieve a high level of current income consistent with preserving principal and liquidity. The Fund has established two classes of shares, Class I and Class R shares. Class R shares are not being offered. The Fund commenced operations on November 18, 2004. The accompanying financial statements and financial highlights are those of Class I shares of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Fund from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Income Taxes: The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund deferred post-October losses in the amount of $81 during the period ended September 30, 2005.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly for the Fund. The Fund declares and distributes all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Expenses: Under an arrangement among the Trust and the Board of Trustees for the period ended September 30, 2005, the independent Trustees are paid no compensation for their services.

3.	INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Management Fees: Opus Investment Management, Inc. (the “Manager”), a direct, wholly-owned subsidiary of Allmerica Financial Corporation (“AFC”), serves as investment manager to the Fund. Under the terms of the management agreement, the Fund pays a management fee, calculated daily and payable monthly, at an annual rate of 0.22% of the Fund’s average daily net assets. The Manager is responsible for the payment of all expenses incurred in the operation of the Fund except for certain non-recurring and extraordinary expenses, taxes, interest, fees paid to the independent Trustees, brokerage fees and commissions and certain other expenses.

All of the Fund’s organization expenses were assumed by the Manager.

4.	REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

The Manager has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.18%. This waiver and/or expense reimbursement was in effect through September 30, 2005. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Manager are subject to reimbursement by the Fund for the year in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding this expense limitation.

Effective May 16, 2005, the Manager has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.08%. The implementation of a voluntary expense waiver and/or reimbursement in any year does not bind the investment manager to implement future expense limitations with respect to the Fund. This expense waiver and/or reimbursement may be terminated by the investment manager at any time. For the period November 18, 2005 (commencement of operations) through September 30, 2005, the total management fee waiver amounted to $87,288.

5.	SHARES OF BENEFICIAL INTEREST

The Trust’s Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of the Fund, each without a par value. At September 30, 2005, AFC and its subsidiaries owned in the aggregate 18,899,900 shares or 15.3% of the Fund and The Bank of New York, as agent for its security lending clients consisting of multiple subsidiaries and affiliates of AFC, owned 100,000,000 shares or 80.7% of the Fund.

6.	FOREIGN SECURITIES

The Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7.	OTHER

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OPUS INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Opus Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Opus Cash Reserves (constituting the Opus Investment Trust hereafter referred to as the “Trust”) at September 30, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period November 18, 2004 (commencement of operations) through September 30, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 17, 2005

OPUS INVESTMENT TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An investment in Opus Cash Reserves (the “Fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

Opus Investment Trust (the “Trust”) files complete schedules of portfolio holdings of the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

During the period November 18, 2004 (commencement of operations) to June 30, 2005, the Fund did not vote proxies relating to its portfolio securities because the Fund invests exclusively in non-voting securities.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial/principal accounting officer.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Gordon Holmes, who is an “independent” Trustee (as such term is defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)), qualifies as an “audit committee financial expert” (as such term has been defined in the SEC Regulations).

The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

	Audit Fees	Types of Services	Percentage of Services Approved by the Audit Committee under the De Minimus Exception (defined below)
2005	$52,260		—

	Audit-Related Fees
2005	$0		0%

	Tax Fees
2005	$2,700	Tax return review	0%

	All Other Fees
2005	$0		0%

All fees disclosed above under the captions “Audit-Related Fees,” “Tax Fees,” and “All Other Fees” represent fees billed for services that were required to be pre-approved, and which were so pre-approved, by the registrant’s Audit Committee in accordance with the Audit Committee’s Policy for Pre-Approval of Services Provided by Independent Auditors.

For the last fiscal year of the registrant, the independent accountants billed aggregate non-audit fees in the following amounts to the registrant and Allmerica Financial Investment Management Services, Inc. (“AFIMS”), the Trust’s investment adviser:

2005	$2,700

The registrant’s Audit Committee has determined that the provision by the registrant’s independent accountants of non-audit services that were rendered to AFIMS and that were not pre-approved by the Audit Committee were compatible with maintaining the independence of such accountants.

The following table presents fees billed by the registrant’s independent accountants for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees	Percentages of services approved by Audit Committee
2005	$0	$0	$0	$0	—

The Audit Committee has adopted certain policies and procedures for pre-approval of services provided by the independent accountants. On an annual basis, certain types of recurring audit, audit-related and other services are pre-approved by the Committee, including, among other things, the list of required audits and projects presented by the independent accountants; consultation and advisory services related to accounting/reporting and risk management/control matters provided in the normal course of business; and assistance with SEC and other regulatory filings and tax services incurred in the normal course of business. This pre-approval will occur concurrently with the approval of the annual audit fees and will apply to all individual projects meeting the criteria discussed above and which are expected to result in total fees less than $75,000. For individual projects outside the scope of the fiscal year audits and tax return filings expected to be $25,000 or greater, specific pre-approval will be necessary.

Pre-approvals for all other services will occur if and when the need for any such services arises. This pre-approval will be initiated by AFIMS and will be requested from the Chairman or, in the event the Chairman is unavailable, any other member of the Audit Committee. Any services approved by the Chairman, or other Audit Committee member, at any time other than during an Audit Committee meeting will be reported to the full Audit Committee at the next regularly scheduled meeting. Expenses permitted under Rule 2-01(c)(7)(i)(C) of Regulation S-X (the “De Minimis Exception”) will not require pre-approval.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule referenced in this Item 6 of Form N-CSR is included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees: Not Applicable

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not applicable.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics that applies to the registrant’s principal executive officer and principal financial/principal accounting officer is attached as Exhibit 99.CODE.

	(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERTB.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Opus Investment Trust

Date: December 1, 2005	By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh
President and Chairman

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 1, 2005	By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh
President and Chairman

Date: December 1, 2005	By:	/s/ PAUL S. BELLANY
Paul S. Bellany
Assistant Vice President and Treasurer (Principal Accounting Officer and Principal Financial Officer)